Warrants (Tables)	12 Months Ended
Oct. 31, 2024
Warrants [Abstract]
Disclosure of detailed information about broker warrants activity [Table Text Block]
	Number of	Grant date Fair	Weighted average
	warrants	value	exercise price
Outstanding at October 31, 2022 and 2023	-	$-	$-
Broker warrants issued (note 13 (b), (i, iv))	247,000	3,909	0.04
Outstanding at October 31, 2024	247,000	$3,909	$0.04

Disclosure detailed information about life of warrant liability based on contractual term [Table Text Block]
At Grant Date	July 18, 2024	December 22, 2023
Share price	$0.01	$0.07
	($0.02 CAD)	($0.095 CAD)

Exercise price	$0.04	$0.07
	($0.05 CAD)	($0.095 CAD)

Volatility factor (based on historical volatility)	153%	146%
Risk free interest rate	3.83%	4.02%
Expected life (in years) of warrant	3	2
Expected dividend yield	0%	0%

Disclosure of detailed information about the warrants outstanding and exercisable [Table Text Block]
Expiry date	Number if warrants	Exercise price	Remaining contractual life
December 22,2025	63,000	$0.07 ($0.095 CAD)	1.14
July 18, 2027	184,000	$0.04 ($0.05 CAD)	2.71
	247,000